Receivable from related party and other non-current financial assets (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of receivable from related party and other non-current financial assets

	December 31, 2017	December 31, 2016

Current assets:
Receivable from related party (Note 23)	$1,367,586	$979,544
	$1,367,586	$979,544

	December 31, 2017	December 31, 2016

Receivable from related party and other non-current financial assets:
Receivable from related party (Note 23)	$1,788,698	$2,996,740
Available for sale investments	8,441	4,344
Other	6,935	935
	$1,804,074	$3,002,019